Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	$ 48,968	$ 44,194	$ 52,312
Revenues	12,119,134	9,489,266	7,007,908
Revenue from construction contracts	833,313	753,389	399,408
Other income	231,615	195,348	235,266
Total other operating income	1,064,928	948,737	634,674
Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	12,664	10,653	20,002
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	10,929,523	8,559,077	6,350,968
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,123,166	1,895,791	1,686,495
Generation [Member] | Regulated customers
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	650,264	509,051	472,319
Generation [Member] | Unregulated Customers
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	989,311	1,017,225	706,786
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	464,030	348,105	472,921
Generation [Member] | Other Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	19,561	21,410	34,469
Electricity Distribution [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	8,806,357	6,663,286	4,664,473
Electricity Distribution [Member] | Other Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,168,327	1,342,576	713,440
Electricity Distribution [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	4,485,696	2,945,036	2,091,103
Electricity Distribution [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,238,278	1,669,289	1,313,902
Electricity Distribution [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	914,056	706,385	546,028
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Other sales	36,304	33,541	32,310
Revenue from Other Services [member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	1,140,643	885,995	604,628
Revenue from Other Services [member] | Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	861,717	625,993	433,236
Revenue from Other Services [member] | Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	130	128	110
Revenue from Other Services [member] | Public Lighting [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	4,097	4,427	7,521
Revenue from Other Services [member] | Verifications and Connections [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	10,985	18,270	11,108
Revenue from Other Services [member] | Engineering and Consulting Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	683	170	4,817
Revenue from Other Services [member] | Rental of Public Lighting Infrastructure [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	132,736	110,804	55,487
Revenue from Other Services [member] | Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 130,295	$ 126,203	$ 92,349